INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Research and development expenditures carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 57,051,000	$ 12,286,000
Non-refundable Investment Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	9,074,000	4,827,000
Subsidiaries in the United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 15,416,000	$ 6,382,000